December 29, 2009

ATTORNEYS AT LAW

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MILWAUKEE, WISCONSIN 53202-5306
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www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
068916-0101

VIA EDGAR

United States Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Leuthold Funds, Inc. (File No. 811-09094)

Ladies and Gentlemen:

On behalf of Leuthold Funds, Inc., a Maryland corporation (the “Company”), we are transmitting for filing a registration statement on Form N-14. The Registration Statement contains a Prospectus that provides information about the acquisition (the “Acquisition”) of the assets and liabilities of the Leuthold Select Equities Fund, a series of the Company, by the Leuthold Select Industries Fund, another series of the Company. The Acquisition does not require shareholder approval, and the Company is not asking for a proxy in connection with the Acquisition.

This filing is being effected by direct transmission to the EDGAR System.

Please contact the undersigned at (414) 297-5596 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.	MILW_9620628.1